Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 12,728	€ 19,036
Unrealised gains (losses)	(244)	111
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	9,819	14,496
Unrealised gains (losses)	(268)	(36)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	2,909	4,540
Unrealised gains (losses)	€ 24	€ 147